5. SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Short-term Investments
Note 5 - SHORT-TERM INVESTMENTS	At December 31, 2018, the Company’s short-term investments totalled $Nil (December 31, 2017 - $1,000 January 1, 2017 - $10,000).